First Trust India NIFTY 50 Equal Weight ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NIFTY 50 Equal Weight Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.36%	14.62%
NIFTY 50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.57%	10.02%	10.62%	8.59%
MSCI India Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.62%	9.88%	9.70%	7.74%
First Trust India NIFTY 50 Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.73%	10.79%	9.41%	7.06%
Performance Inception Date		Feb. 14, 2012
First Trust India NIFTY 50 Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.31%	9.95%	8.57%	6.20%
First Trust India NIFTY 50 Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.46%	8.18%	7.25%	5.30%

[1]	On April 17, 2018, the Fund's underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the Nasdaq AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.